Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
19. Commitments and Contingencies
Contingencies
The Group is a party to or an assignee of license and collaboration agreements that may require it to make future payments relating to milestone fees and royalties on future sales of licensed products (Note 15).
The Group did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2019 and June 30, 2020.

22. Commitments and Contingencies
Contingencies
The Group is a party to or an assignee of license and collaboration agreements that may require it to make future payments relating to milestone fees and royalties on future sales of licensed products (Note 18).
The Group did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2018 and 2019.